Janus Henderson Global Research Portfolio Annual Fund Operating Expenses - Institutional Shares [Member] - Janus Henderson Global Research Portfolio - Institutional Shares	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.72%	[1]
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.82%

[1]	This fee may adjust up or down monthly based on the Portfolio’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Portfolio’s Prospectus.